Profit and Loss Allocations and Distributions - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Distributed Earnings	$ 0	$ 0	$ 0